Cover	Jul. 07, 2026
Cover [Abstract]
Entity Registrant Name	Prospect Floating Rate and Alternative Income Fund, Inc.
Entity Address, Address Line One	10 East 40th Street
Entity Address, Address Line Two	42nd Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10016
City Area Code	212
Local Phone Number	448-0702
No Substantive Changes, 462(c)	false
Exhibits Only, 462(d)	false
Entity Well-known Seasoned Issuer	No
Entity Emerging Growth Company	false
Document Type	POS EX
Entity Central Index Key	0001521945
Amendment Flag	false